Short-Term Loans	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Loans
12.	SHORT-TERM LOANS

The short-term loans outstanding as of December 31, 2013 represents RMB denominated loans of an aggregate amount of RMB18,166 (US$3,001) obtained from a financial institution in the PRC, for working capital purposes. The loans have a fixed interest rate of 7.32% per annum and a term of twelve months. The loans are guaranteed by E-Sun Sky Computer, Mr. Man San Law and Ms. Ping Yuan (i.e. shareholder). As of December 31, 2013, the Company has repaid RMB5,364 (US$886).